SCHEDULE OF FAIR VALUE ON A RECURRING BASIS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Defined Benefit Plan Disclosure [Line Items]
Non-marketable equity securities	$ 1,858,617	$ 14,500,000
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-marketable equity securities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-marketable equity securities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-marketable equity securities		$ 14,500,000